Summary of Significant Accounting Policies - Additional Information (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line items]
Decrease in accumulated deficit		₽ (283,743)	₽ (294,444)
Revenue and selling expenses adjusted amount		₽ 3,300
IFRS 9 [member]
Summary Of Significant Accounting Policies [Line items]
Increase in interest-bearing loans and borrowings	₽ 2,062
Decrease in deferred tax liabilities	(412)
Decrease in accumulated deficit	₽ (1,650)
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives		2 years
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives		16 years